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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-SAR


SEMI-ANNUAL REPORT
FOR REGISTERED
INVESTMENT COMPANIES



FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:		//	(a)

		or fiscal year ending:	12/31/2001	(b)


Is this a transition report? (Y/N)	N


Is this an amendment to a previous filing? (Y/N)	N


Those items or sub-items with a box " " after the item number should be completed only if the answer has changed from the previous filing on this form.




1.	A.	Registrant Name:	Federal Life Variable Annuity Separate Account A

	B.	File Number:	811-	2570

	C.	Telephone Number:	(847) 520-1900


2.	A.	Street:		3750 West Deerfield Road

	B.	City:		Riverwoods		C.  State:	IL	D.  Zip Code:  60015		Zip Ext:

	E.	Foreign Country:								Foreign Postal Code:


3.	Is this the first filing on this form by Registrant? (Y/N)	N


4.	Is this the last filing on this form by Registrant?(Y/N)	N


5.	Is Registrant a small business investment company (SBIC)?(Y/N)	N
	[If answer is "Y" (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)?(Y/N)	Y
	[If answer is "Y"(Yes) complete only items 111 through 132.]


7.	Items 7 through 110 - Not Applicable



							01						SEC 2100 (10-94)
If filing more than one
Page 47, "X" box:
For period ending	12-31-2001
File number 811-	2570



UNIT INVESTMENT TRUSTS

111.	A.	   Depositor Name:		FEDERAL LIFE INSURANCE COMPANY (MUTUAL)

	B.	   File Number (If any):

	C.	   City:	Riverwoods		  State:	IL		  Zip Code:	60015	  Zip Ext:

		   Foreign Country:					   Foreign Postal Code:

112.	A.	  Sponsor Name:		FEDERAL LIFE INSURANCE COMPANY (MUTUAL)

	B.	   File Number (If any):

	C.	   City:	Riverwoods		  State:	IL		  Zip Code:	60015	  Zip Ext:

		   Foreign Country:					   Foreign Postal Code:

113.	A.	  Trustee  Name:

	B.	   City:				  State:			  Zip Code:		  Zip Ext:

		   Foreign Country:					   Foreign Postal Code:

114.	A.	  Principal Underwriter Name:	FED Mutual Financial Services, Inc.

	B.	   File Number:  8-

	C.	   City:	Riverwoods		  State:	IL		  Zip Code:	60015	  Zip Ext:

		   Foreign Country:					   Foreign Postal Code:

115.	A.	  Independent Public Accountant Name:	Ernst & Young, LLP

	B.	   City:	Chicago			  State:	    IL		  Zip Code:	60606	  Zip Ext:  6301

		   Foreign Country:					   Foreign Postal Code:







							47 - 48
If filing more than one
Page 49, "X" box:
For period ending	12-31-2001
File number 811-	2570


116.	Family of investment companies information:

	A.	  Is registrant part of a family of investment companies?
        (Y/N):				 	      N
                                                                          Y/N
	B.	  Identify the family in 10 letters:
		      (NOTE: In filing this form, use this identification consistently for all investment companies in
			         family. This designation is for purposes of this form only.)

117.    A.         Is registrant a separate account of an insurance
company? (Y/N): Y
                                                                         Y/N
	If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:


        B.         Variable Annuity Contracts? (Y/N):                    Y
                                                                         Y/N

        C.         Scheduled premium variable life contracts? (Y/N):     N
                                                                        Y/N

        D.         Flexible premium variable life contracts? (Y/N):      N
                                                                        Y/N

	E.	   Other types of insurance products registered under
        the Securities Act of 1933? (Y/N):		       N
                                                                        Y/N

118.	  	State the number of series existing at the end of the
period that had securities registered
                under the Securities Act of 1933                       1


119.	  	State the number of new series for which registration
statements under the Securities Act of
                1933 became effective during the period                    0


120.	  	State the total value of the portfolio securities on the
date of deposit for the new series
                included in item 119 ($000's omitted)                  $  0


121.		State the number of series for which a current prospectus
 was in existence at the end of the period	        0


122.		State the number of existing series for which additional
units were registered under the
                Securities Act of 1933 during the current period           0




							49

If filing more than one
Page 50, "X" box:
For period ending	12-31-2001
File number 811-	2570


123.		State the total value of the additional units considered
in answering item 122 ($000's omitted)	      $  0

124.		State the total value of units of prior series that were
 placed in the portfolios of subsequent
		series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)  $  0

125.		State the total dollar amount of sales loads collected
(before reallowances to other brokers or
		dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person
		of the principal underwriter during the current period
                solely from the sale of units of all
                series of Registrant ($000's omitted)                    $  0

126.		Of the amount shown in item 125, state the total dollar
amount of sales loads collected from secondary
		market operations in Registrant's units (include the sales loads, if any, collected on units of a prior
		series placed in the portfolio of a subsequent series.)
                ($000's omitted)				      $  0
127.		List opposite the appropriate description below the number
 of series whose portfolios are invested
		primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

     Number of            Total Assets               Total Income
      Series                        ($000's                Distributions
     Investing                 omitted)                ($000's omitted)

A.      U.S. Treasury direct issue          $               $

B.      U.S. Government agency              $               $

C.      State and municipal tax-free        $               $

D.      Public utility debt                 $               $

E.	Brokers or dealers debt or debt of
        brokers' or dealers' parent         $               $

F.	All other corporate intermed. & long-
        term debt                           $               $

G.      All other corporate short-term debt $               $

H.	Equity securities of brokers or dealers
        or parents of brokers or dealers    $               $

I.      Investment company equity securities       $               $

J.      All other equity securities   1           $   31,311      $     693

K.      Other securities                    $               $

L.      Total assets of all series of registrant        $               $

				50

If filing more than one
Page 51, "X" box:
For period ending	12-31-01
File number 811-	2570


128.		Is the timely payment of principal and interest on
any of the portfolio securities held by any
		of Registrant's series at the end of the current
                period insured or guaranteed by an entity other
                than the issuer? (Y/N)                                       N
                                                                          Y/N
129.		Is the issuer of any instrument covered in item 128
delinquent or in default as to payment of
		principal or interest at the end of the current period?
                 (Y/N)					            N
                                                                      Y/N
130.		In computations of NAV or offering price per unit, is
any part of the value attributed to instruments
		identified in item 129 derived from insurance or
                guarantees? (Y/N)				           N
                                                                         Y/N
131.		Total expenses incurred by all series of Registrant
during the current reporting period
                ($000's omitted)                                    $    261

132.		List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are
		being included in this filing:
        811-  2570              811-            811-            811-   811-

        811-            811-            811-            811-            811-

        811-            811-            811-            811-            811-

        811-            811-            811-            811-            811-

        811-            811-            811-            811-            811-

        811-            811-            811-            811-            811-

        811-            811-            811-            811-            811-

	811-		811-		811-		811-		811-

	811-		811-		811-		811-		811-



















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